Document And Entity Information	6 Months Ended
Jun. 30, 2012
Document And Entity Information [Abstract]
Document Type	6-K
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Entity Registrant Name	Excel Maritime Carriers Ltd.
Entity Central Index Key	0000842294
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 27,235	$ 53,749
Restricted cash (Notes 4 and 5)	6,623	5,700
Accounts receivable trade, net	4,223	7,004
Accounts receivable, other	3,230	4,297
Inventories	7,642	8,851
Prepayments and advances	2,579	3,077
Derivative financial instruments (Note 5)	15	167
Other current assets (Note 3)	2,809	0
Total current assets	54,356	82,845
FIXED ASSETS:
Vessels, net of accumulated depreciation of $528,044 and $591,484	2,515,874	2,579,285
Office furniture and equipment, net of accumulated depreciation of $2,241 and $2,496	718	941
Total fixed assets, net	2,516,592	2,580,226
OTHER NON CURRENT ASSETS:
Other deferred non-current assets	1,257	1,108
Restricted cash (Note 4)	58,250	57,750
Total other non-current assets	59,507	58,858
Total assets	2,630,455	2,721,929
CURRENT LIABILITIES:
Current portion of long-term debt, net of unamortized deferred financing fees (Note 4)	56,510	104,879
Accounts payable	12,025	12,062
Due to related parties (Note 3)	680	486
Deferred revenue	8,493	13,924
Accrued liabilities	20,671	16,696
Derivative financial instruments (Note 5)	19,797	19,453
Other current liabilities (Note 3)	4,064	0
Total current liabilities	122,240	167,500
Long-term debt, net of current portion and net of unamortized deferred financing fees (Note 4)	974,848	952,716
Time charters acquired, net of accumulated amortization of $864,115 and $865,890 (Note 7)	12,858	14,633
Derivative financial instruments (Note 5)	19,709	26,516
Total non-current liabilities	1,007,415	993,865
Total liabilities	1,129,655	1,161,365
Commitments and contingencies (Note 11)	0	0
STOCKHOLDERS' EQUITY:
Preferred stock, $0.1 par value: 5,000,000 shares authorized, none issued	0	0
Common Stock, $0.01 par value; 994,000,000 Class A shares and 1,000,000 Class B shares authorized; 88,909,430 Class A shares (including Class A shares held in treasury) and 230,746 Class B shares, issued and outstanding at December 31, 2011 and 92,835,929 Class A shares and 230,746 Class B shares, issued and outstanding at June 30, 2012 (Note 8)	930	891
Additional paid-in capital (Notes 8 and 9)	1,080,797	1,071,263
Accumulated Other Comprehensive Loss (Note 5)	(3,206)	(3,064)
Retained Earnings	410,068	480,081
Treasury stock (78,650 Class A shares at December 31, 2011 and 588 Class B shares at December 31, 2011 and June 30, 2012)	0	(189)
Excel Maritime Carriers Ltd. Stockholders' equity	1,488,589	1,548,982
Non-controlling interest (Note 1)	12,211	11,582
Total stockholders' equity	1,500,800	1,560,564
Total liabilities and stockholders' equity	$ 2,630,455	$ 2,721,929

Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Class of Stock [Line Items]
Vessels' accumulated depreciation	$ 591,484	$ 528,044
Accumulated depreciation - Office furniture and equipment	2,496	2,241
Accumulated amortization - Time charterts acquired, liabilities	$ 865,890	$ 864,115
Preferred stock, par value	$ 0.1	$ 0.1
Preferred stock shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common Stock - Class A
Class of Stock [Line Items]
Common Shares authorized	994,000,000	994,000,000
Common Shares issued	92,835,929	88,909,430
Common Shares outstanding	92,835,929	88,909,430
Treasury stock, no of shares	0	78,650
Common Stock - Class B
Class of Stock [Line Items]
Common Shares authorized	1,000,000	1,000,000
Common Shares issued	230,746	230,746
Common Shares outstanding	230,746	230,746
Treasury stock, no of shares	588	588

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
REVENUES:
Voyage revenues (Note 1)	$ 127,219	$ 189,240
Time charter amortization	1,924	1,681
Revenue from managing related party vessels	0	17
Total revenues	129,143	190,938
EXPENSES:
Voyage expenses	16,196	21,557
Charter hire expense	16,371	16,281
Charter hire amortization	0	19,808
Commissions to related parties (Note 3)	1,423	2,092
Vessels operating expenses	40,150	42,875
Depreciation	63,695	63,666
Dry-docking and special survey costs	12,333	4,277
General and administrative expenses (Note 9)	14,707	17,063
Total Expenses	164,875	187,619
OTHER OPERATING INCOME/(LOSS):
Gain on sale of vessel	0	1,274
Operating income/ (loss)	(35,732)	4,593
OTHER INCOME (EXPENSES):
Interest and finance costs (Notes 3, 4 and 5)	(30,598)	(15,600)
Interest income	208	824
Losses on derivative financial instruments (Note 5)	(3,563)	(5,651)
Foreign exchange gains (losses)	166	(344)
Other, net	448	221
Total other expenses, net	(33,339)	(20,550)
Net loss before taxes and income earned by non-controlling interest	(69,071)	(15,957)
US Source Income taxes	(313)	(504)
Net loss before income earned by non-controlling interest	(69,384)	(16,461)
Income earned by non-controlling interest	(629)	(560)
Net loss attributed to Excel Maritime Carriers Ltd.	$ (70,013)	$ (17,021)
Losses per common share, basic (Note 10)	$ (0.79)	$ (0.2)
Weighted average number of shares, basic	88,723,937	83,730,845
Losses per common share, diluted (Note 10)	$ (0.79)	$ (0.2)
Weighted average number of shares, diluted	88,723,937	83,730,845

Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Consolidated Statements of Comprehensive Loss [Abstract]
Net loss	$ (69,384)	$ (16,461)
Other Comprehensive Loss:
Unrealized interest rate swap losses	(632)	(1,859)
Reclassification adjustments from interest rate swap losses transferred to Consolidated Statements of Operations	490	359
Other Comprehensive Loss	(142)	(1,500)
Comprehensive loss	(69,526)	(17,961)
Comprehensive income attributable to the non-controlling interest	(629)	(560)
Comprehensive loss attributed to Excel Maritime Carriers Ltd.	$ (70,155)	$ (18,521)

Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid-in Capital	Accumulated other comprehensive income (loss)	Retained Earnings	Treasury Stock	Excel Maritime Carriers Ltd. Stockholders' Equity	Non-controlling interest
BALANCE, at Dec. 31, 2010	$ 1,764,148	$ 851	$ 1,061,134	$ 211	$ 691,674	$ (189)	$ 1,753,681	$ 10,467
Common Shares Issued, at Dec. 31, 2010		85,127,525
Net (loss)/ gain	(16,461)				(17,021)		(17,021)	560
Stock - based compensation, number of shares (net of forfeiture)		607,477
Stock based compensation expense, value	3,330	6	3,324				3,330
Unrealized interest rate swap losses	(1,500)			(1,500)			(1,500)
BALANCE, at Jun. 30, 2011	1,749,517	857	1,064,458	(1,289)	674,653	(189)	1,738,490	11,027
Common Shares Issued, at Jun. 30, 2011		85,735,002
BALANCE, at Dec. 31, 2011	1,560,564	891	1,071,263	(3,064)	480,081	(189)	1,548,982	11,582
Common Shares Issued, at Dec. 31, 2011		89,140,176
Net (loss)/ gain	(69,384)				(70,013)		(70,013)	629
Stock - based compensation, number of shares (net of forfeiture)		(9,777)
Stock based compensation expense, value	1,584		1,584				1,584
Back Stop Agreement	5,103		5,103				5,103
Issuance of common stock, shares		4,014,926
Issuance of common stock, value	3,075	40	3,035				3,075
Cancellation of treasury stock, Shares		(78,650)
Cancellation of treasury stock, Value		(1)	(188)			189
Unrealized interest rate swap losses	(142)			(142)			(142)
BALANCE, at Jun. 30, 2012	$ 1,500,800	$ 930	$ 1,080,797	$ (3,206)	$ 410,068	$ 0	$ 1,488,589	$ 12,211
Common Shares Issued, at Jun. 30, 2012		93,066,675

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash Flows from Operating Activities:
Net loss	$ (69,384)	$ (16,461)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	63,695	63,666
Amortization of convertible notes debt discount	3,922	3,575
Amortization and write-off of deferred financing fees	2,143	1,684
Back Stop Agreement	6,358	0
Time charter revenue amortization, net of charter hire amortization expense	(1,924)	18,127
Gain on sale of vessel	0	(1,274)
Stock-based compensation expense	1,584	3,330
Unrealized gains on derivative financial instruments	(6,453)	(4,979)
Changes in operating assets and liabilities:
Accounts receivable	3,848	(2,955)
Inventories	1,209	2,633
Prepayments and advances	498	2,196
Accounts payable	(37)	5,603
Due to related parties	194	(573)
Accrued liabilities	3,975	1,089
Deferred revenue	(5,431)	(4,288)
Net Cash provided by Operating Activities	4,197	71,373
Cash Flows from Investing Activities:
Advances for vessels under construction	0	(18,267)
Additions to vessels cost	(29)	(54)
Advance from vessel sale	0	1,500
Restricted cash-sale of vessel	0	(1,500)
Proceeds from sale of vessel	0	9,880
Office furniture and equipment	(32)	(186)
Net Cash used in Investing Activities	(61)	(8,627)
Cash Flows from Financing Activities:
Increase in restricted cash	(1,423)	(9,619)
Proceeds from long-term debt	0	16,100
Repayment of long-term debt	(29,542)	(75,409)
Issuance of common stock, net of related issuance costs	3,075	0
Payment of financing fees	(2,760)	(9)
Net Cash used in Financing Activities	(30,650)	(68,937)
Net decrease in cash and cash equivalents	(26,514)	(6,191)
Cash and cash equivalents at beginning of period	53,749	65,917
Cash and cash equivalents at end of period	27,235	59,726
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest payments	15,573	10,422
US Source Income Taxes	$ 389	$ 514

Basis of Presentation	6 Months Ended
Jun. 30, 2012
Basis of Presentation [Abstract]
Basis of Presentation
(Expressed in thousands of United States Dollars, unless otherwise stated)

1.       Basis of Presentation:

The accompanying consolidated financial statements include the accounts of Excel Maritime Carriers Ltd. and its wholly owned subsidiaries and majority owned subsidiary (collectively, the "Company" or "Excel") as listed below. Excel was formed in 1988, under the laws of the Republic of Liberia. The Company is engaged in the ocean transportation of dry bulk cargoes worldwide through the ownership and operation of bulk carrier vessels.

	Company	Country of Incorporation	Vessel name	Type	Year Built
	Ship-owning companies with vessels in operation
1.	Hope Shipco LLC	Marshall Islands	Mairaki	Capesize	2011
2.	Christine Shipco LLC (1)	Marshall Islands	Christine	Capesize	2010
3.	Sandra Shipco LLC	Marshall Islands	Sandra	Capesize	2008
4.	Iron Miner Shipco LLC	Marshall Islands	Iron Miner	Capesize	2007
5.	Iron Beauty Shipco LLC	Marshall Islands	Iron Beauty	Capesize	2001
6.	Kirmar Shipco LLC	Marshall Islands	Kirmar	Capesize	2001
7.	Lowlands Beilun Shipco LLC	Marshall Islands	Lowlands Beilun	Capesize	1999
8.	Iron Brooke Shipco LLC	Marshall Islands	Iron Brooke	Kamsarmax	2007
9.	Iron Lindrew Shipco LLC	Marshall Islands	Iron Lindrew	Kamsarmax	2007
10.	Iron Manolis Shipco LLC	Marshall Islands	Iron Manolis	Kamsarmax	2007
11.	Coal Gypsy Shipco LLC	Marshall Islands	Coal Gypsy	Kamsarmax	2006
12.	Coal Hunter Shipco LLC	Marshall Islands	Coal Hunter	Kamsarmax	2006
13.	Pascha Shipco LLC	Marshall Islands	Pascha	Kamsarmax	2006
14.	Santa Barbara Shipco LLC	Marshall Islands	Santa Barbara	Kamsarmax	2006
15.	Iron Fuzeyya Shipco LLC	Marshall Islands	Iron Fuzeyya	Kamsarmax	2006
16.	Ore Hansa Shipco LLC	Marshall Islands	Ore Hansa	Kamsarmax	2006
17.	Iron Kalypso Shipco LLC	Marshall Islands	Iron Kalypso	Kamsarmax	2006
18.	Iron Anne Shipco LLC	Marshall Islands	Iron Anne	Kamsarmax	2006
19.	Iron Bill Shipco LLC	Marshall Islands	Iron Bill	Kamsarmax	2006
20.	Iron Vassilis Shipco LLC	Marshall Islands	Iron Vassilis	Kamsarmax	2006
21.	Iron Bradyn Shipco LLC	Marshall Islands	Iron Bradyn	Kamsarmax	2005
22.	Grain Express Shipco LLC	Marshall Islands	Grain Express	Panamax	2004
23.	Iron Knight Shipco LLC	Marshall Islands	Iron Knight	Panamax	2004
24.	Grain Harvester Shipco LLC	Marshall Islands	Grain Harvester	Panamax	2004
25.	Coal Pride Shipco LLC	Marshall Islands	Coal Pride	Panamax	1999
26.	Fianna Navigation S.A	Liberia	Isminaki	Panamax	1998
27.	Marias Trading Inc.	Liberia	Angela Star	Panamax	1998
28.	Yasmine International Inc.	Liberia	Elinakos	Panamax	1997
29.	Amanda Enterprises Ltd.	Liberia	Happy Day	Panamax	1997
30.	Fountain Services Ltd.	Liberia	Powerful	Panamax	1994
31.	Teagan Shipholding S.A.	Liberia	First Endeavour	Panamax	1994
32.	Tanaka Services Ltd.	Liberia	Rodon	Panamax	1993
33.	Whitelaw Enterprises Co.	Liberia	Birthday	Panamax	1993
34.	Candy Enterprises Inc.	Liberia	Renuar	Panamax	1993
35.	Harvey Development Corp.	Liberia	Fortezza	Panamax	1993
36.	Minta Holdings S.A.	Liberia	July M	Supramax	2005
37.	Odell International Ltd.	Liberia	Mairouli	Supramax	2005
38.	Ingram Limited	Liberia	Emerald	Handymax	1998
39.	Castalia Services Ltd.	Liberia	Princess I	Handymax	1994
40.	Barland Holdings Inc.	Liberia	Attractive	Handymax	1985

(1)	Christine Shipco LLC is owned 71.4% by the Company.

	Company	Country of Incorporation	Vessel name	Type	Year Built
	Non-shipowning companies with vessels in operation (2)
41.	Fearless Shipco LLC	Marshall Islands	Fearless I	Panamax	1997
42.	Barbara Shipco LLC	Marshall Islands	Barbara	Panamax	1997
43.	Linda Leah Shipco LLC	Marshall Islands	Linda Leah	Panamax	1997
44.	King Coal Shipco LLC	Marshall Islands	King Coal	Panamax	1997
45.	Coal Age Shipco LLC	Marshall Islands	Coal Age	Panamax	1997
46.	Iron Man Shipco LLC	Marshall Islands	Iron Man	Panamax	1997
47.	Coal Glory Shipco LLC	Marshall Islands	Coal Glory	Panamax	1995

(2)	Indicates a company whose vessel was sold to a third party in July 2007 and subsequently leased back under a bareboat charter expiring in July 2015.

The following wholly-owned subsidiaries have been established to acquire vessels, although vessels have not yet been identified:

	Company	Country of Incorporation
48.	Magalie Investments Corp.	Liberia
49.	Melba Management Ltd.	Liberia
50.	Naia Development Corp.	Liberia

The Company is also the sole owner of the following non-shipowning subsidiaries:

	Company	Country of Incorporation
51.	Maryville Maritime Inc. (1)	Liberia
52.	Point Holdings Ltd. (2)	Liberia
53.	Thurman International Ltd. (3)	Liberia
54.	Bird Acquisition Corp (4)	Marshall Islands
55.	Liegh Jane Navigation S.A. (5)	Liberia
56.	Snapper Marine Ltd. (6)	Liberia
57.	Centel Shipping Company Limited (7)	Cyprus

(1)	Maryville Maritime Inc. ("Maryville") is a management company that provides the technical management of Excel's vessels.

(2)	Point Holdings Ltd. is the parent company (100% owner) of fifteen Liberian ship-owning companies, one Liberian holding company and five Liberian non ship-owning companies.

(3)	Thurman International Ltd. is the parent company (100% owner) of Centel Shipping Company Limited, the owner of M/V Lady.

(4)
Bird is the parent company (100% owner) of 24 Marshall Islands ship-owning companies and 7 Marshall Islands non ship-owning companies. Bird is also a joint-venture partner in one Marshall Island ship-owning company which is 71.4% owned by Bird.

(5)	Previously the owning company of Swift, a vessel sold in March 2009.

(6)	Previously the owning company of Marybelle, a vessel sold in February 2011.

(7)	Previously the owning company of Lady, a vessel sold in August 2011.

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") for interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of the management of Excel Maritime Carriers Ltd., all adjustments (consisting of normal recurring adjustments) necessary for a fair presentation of financial position, operating results and cash flows have been included in the financial statements. Interim results are not necessarily indicative of results that may be expected for the year ending December 31, 2012.

The financial statements should be read in conjunction with the audited consolidated financial statements for the fiscal year ended December 31, 2011 and footnotes thereto included in Excel Maritime Carriers Ltd.'s Annual report on Form 20-F filed on March 30, 2012.

Concentration of credit risk

During the six months ended June 30, 2011 and 2012, the following charterers, individually, accounted for 10% or more of the Company's voyage revenues:

Charterer	2011	2012
A	10.2%	15.4%
B	-	14.8%
C	12.4%	11.6%

Significant Accounting Policies	6 Months Ended
Jun. 30, 2012
Significant Accounting policies [Abstract]
Significant Accounting Policies

2.       Significant Accounting policies:

A discussion of the Company's significant accounting policies can be found in the Audited Consolidated Financial Statements for the fiscal year ended December 31, 2011, as filed on Form 20-F on March 30, 2012.

Transactions with Related Parties	6 Months Ended
Jun. 30, 2012
Transactions with Related Parties [Abstract]
Transactions with Related Parties
(Expressed in thousands of United States Dollars, unless otherwise stated)

3.        Transactions with Related Parties:

Commercial Services

The Company has a brokering agreement with an entity affiliated with the Company's Chairman of the Board of Directors according to which the Company is being provided with brokerage services for the employment and chartering of the Company's vessels, for a commission fee equal to 1.25% of the revenue of each contract. Commissions charged under the agreement for the six month periods ended June 30, 2011 and 2012 amounted to $1,900 and $1,228, respectively and are included in Commissions to related parties in the accompanying consolidated unaudited statements of operations. Amounts due to such related party as at December 31, 2011 and June 30, 2012 were $365 and $588, respectively, and are included in due to related parties in the accompanying consolidated balance sheets.

In addition, the charter parties of the vessels Lowlands Beilun, Sandra, Christine and Mairaki (which expire in the years through February 2016) provide for a commission fee equal to 1% of the revenue earned to be paid in favor of an entity affiliated with one of the Company's directors. Commissions charged under the agreement for the six month periods ended June 30, 2011 and 2012 amounted to $192 and $195, respectively and are included in Commissions to related parties in the accompanying consolidated unaudited statements of operations. Amounts due to such related party as at December 31, 2011 and June 30, 2012 were $121 and $92, respectively, and are included in due to related parties in the accompanying consolidated balance sheets.

Back Stop Agreement

In connection with the loan amendment and the equity offering discussed in Note 4 below, on March 29, 2012, the Company entered into an agreement with certain entities affiliated with the family of the Chairman of the Board of Directors, under which such entities deposited $20.0 million, as required under the loan amendment, into an escrow account set up for that purpose and have committed to purchase capital stock of the Company up to the total amount deposited in the escrow account in the event that the Company does not raise the amount required through equity offerings. For more information on the Back Stop Agreement, please refer to "Item 5 - Operating and Financial Review and Prospects-Recent Developments-Back Stop Agreement" in our annual report on Form 20-F for the fiscal year ended December 31, 2011 filed with the SEC on March 30, 2012.

The Company has treated the warrants provided under Schedule 2 of the Back Stop Agreement as a facility /commitment fee, which is reflected under other current assets in the accompanying 2012 unaudited consolidated balance sheet and amortized over the term of the escrow as a finance cost recognized under interest and finance costs in the consolidated unaudited statement of operations. The fair value of the Schedule 2 warrants was determined by reference to the quoted market price of the Company's Class A common stock on March 29, 2012. As of the same date, the fair value of the financial instruments (contingently exercisable instruments upon occurrence of a specific event) issuable under Schedules 3 and 4 of the Back Stop Agreement was $5.3 million as determined through level 3 inputs, with reference to the current and expected price of the Company's Class A common stock weighted by an estimate of probabilities for the occurrence of the events triggering their exercisability. The fair value of these instruments is reflected as finance charge within interest and finance costs in the accompanying consolidated unaudited statements of operations, with a corresponding credit to liabilities. Such liability is re-measured at each balance sheet date throughout the escrow period with any gains/losses recognized in the consolidated statement of operations. As of June 30, 2012, the fair value of the Schedules 3 & 4 amounted to $4.1 million. The principal factors affecting the fair value estimates for these instruments are the number of the Company's Class A shares at the end of the escrow period, the net proceeds resulting from an equity offering and the quoted market price of the Company's Class A common stock.

Long-Term Debt	6 Months Ended
Jun. 30, 2012
Long-Term Debt [Abstract]
Long-Term Debt

(Expressed in thousands of United States Dollars, unless otherwise stated)

4.        Long-Term Debt:

The following table summarizes the Company's long-term debt:

Description	December 31, 2011	June 30, 2012
Long-term loans, net of unamortized deferred financing fees of $9.1 million and $9.9 million, respectively	$933,472	$903,082
1.875% Convertible Senior Notes due 2027, net of unamortized deferred financing fees of $1.4 million and $1.2 million, respectively	124,123	128,276
	1,057,595	1,031,358
Less: Current portion of long-term debt, net of unamortized deferred financing fees of $2.7 million and $2.6 million, respectively	(104,879)	(56,510)
Long-term debt, net of current portion	$952,716	$974,848

During the six month period ended June 30, 2012, the following events took place in relation to the Company's long-term debt:

Nordea loan amendment: In March 2012, the Company reached an agreement with all the lenders under the Nordea credit facility, for the amendment, for a period from March 30, 2012 through December 31, 2013, of the amortization schedule, the collateral value clause and certain of the financial covenants of the facility (the effectiveness of which was as of January 1, 2012) in order to improve its debt maturity profile and respond to the weak charter conditions prevailing in the market and the associated volatility in the vessels' market values. In accordance with such amendment, the loan repayment schedule was modified to allow for, at Company's option, the deferral of the repayment of principal amount of up to $100.0 million, originally scheduled for 2012 and 2013, to the balloon payment at the end of the facility's term in 2016.

Under the amendment, the Company is required to raise at least $30.0 million in new equity by December 31, 2012. In addition, the loan amendment and the exercise of the deferral option thereunder were conditional, among other things, upon the deposit from external sources of $20.0 million out of the $30.0 million that is required to be raised, into an escrow (special purpose blocked) account. In that respect, the Company reached an agreement with certain entities affiliated with the family of the Chairman of its Board of Directors to deposit such amount into the escrow account (Note 3). Such deposit took place on March 29, 2012. Under the amendment, the Company is required to raise the $30.0 million in new equity as follows: (i) at least $20.0 million will be raised through an equity offering by September 30, 2012, with any shortfall being covered through the use of the funds deposited into the escrow account; and (ii) the remaining $10.0 million will be raised by December 31, 2012, with any shortfall being covered through the use of any funds remaining in the escrow account.

Following the amendment, through December 31, 2013, the facility contains financial covenants requiring the Company to maintain: (i) minimum liquidity of no less than $1.0 million per collateral vessel plus, in the aggregate, $10.0 million; (ii) a leverage ratio (as adjusted to reflect the fair market values of the vessels wholly owned by the Company) of no more than 0.9:1:0; (iii) a net worth, based on book values, of no less than $750.0 million; (iv) a ratio of EBITDA (as defined in the loan agreement) to gross interest expense of no less than 1.75:1.00 in the first half of 2012, and 1.25:1.00 during the eighteen-month period from July 1, 2012 until December 31, 2013; and (v) an aggregate fair market value of vessels serving as collateral for the facility at all times of no less than 80% of the outstanding principal amount of the facility in 2012, 100% of the outstanding principal amount of the facility in the first half of 2013, and 110% of the outstanding principal amount of the facility in the second half of 2013. In addition, under the amended facility, investments, cash dividends and share repurchases are allowed, as long as, among other things, the Company is in compliance with the original loan covenants and there are no deferred installments outstanding.

Under the amendment, the Company may defer to the balloon payment at the end of the facility's term in 2016 the repayment of one or more principal installments falling due after the date of execution of the amendment and prior to July 2, 2013 (inclusive), provided that: (i) at least $20.0 million out of the $30.0 million that the Company is required to raise has been raised through an equity offering or has been deposited into the escrow account discussed above and is held in such account until such amount is raised; (ii) after giving effect to the deferral of any principal repayment, each principal installment falling due after December 31, 2012 is at least $6.0 million; (iii) the aggregate amount of principal so deferred does not exceed $100.0 million; (iv) no event of default shall have occurred and be continuing; (v) the Company is in compliance with the financial covenants, as amended; and (vi) the applicable margin for any such deferred amount shall increase to 4%. Under the terms of the amended facility, the Company will have to apply any consolidated excess cash flow, calculated on a quarterly basis, towards repayment of any outstanding principal amount so deferred. The Nordea credit facility defines excess cash flow as an amount equal to reported EBITDA (as defined in the loan agreement) less dry docking and special survey cost, net interest expenses (including payments due under the Company's current swap agreements) and less payments of loan principals under the Company's current loan agreements.

Following the amendment and until the expiry of the waiver period, the applicable margin increased to 2.75% and 2.5% thereafter through maturity, while the applicable margin for any deferred principal amount increased to 4.0% per annum.

In April 2012, the Company exercised its option to defer the full loan installment of $24.3 million, originally due on April 2, 2012, to the balloon payment of the facility in April 2016.

Credit Suisse loan amendment: Following the Nordea facility amendment, the Company reached an agreement with Credit Suisse to similarly amend its credit facility, requiring the Company to comply with a number of covenants, including financial covenants related to leverage, consolidated net worth, liquidity and interest coverage, dividends and collateral maintenance requirements, most of which are in principle and calculation substantially similar to the covenants described under the amended  Nordea credit facility.

In particular, the amended facility, through December 31, 2013, contains financial covenants requiring the Company to maintain: (i) minimum liquidity of no less than $1.0 million per collateral vessel plus, in the aggregate, $10.0 million; (ii) a leverage ratio (as adjusted to reflect the fair market values of the vessels wholly owned by the Company) of no more than 100% for the period from December 31, 2011 to December 31, 2012 and 90% thereafter until December 31, 2013; (iii) a net worth, based on book values, of no less than $750.0 million; (iv) a ratio of EBITDA (as defined in the loan agreement) to gross interest expense of no less than 1.75:1.00 in the first half of 2012, and 1.25:1.00 during the eighteen-month period from July 1, 2012 until December 31, 2013; and (v) an aggregate fair market value of vessels serving as collateral for the facility at all times of no less than 80% of the outstanding principal amount of the facility for the period from December 31, 2011 to December 31, 2012, 100% of the outstanding principal amount of the facility in the first half of 2013, and 110% of the outstanding principal amount of the facility in the second half of 2013. In addition, under the amended facility, the period during which cash dividends and share repurchases are suspended will be extended until December 31, 2013 at the latest.

The applicable margin under the facility increased to 2.65% from April 1, 2012 until the loan maturity and the amount of $11.8 million pledged with Credit Suisse will remain pledged until December 31, 2013 and it may be released thereafter to the extent that the Company complies with the security clause which changes to 135% from January 1, 2014 until the loan maturity.

ABN and DVB loan amendments: Similarly to the financial covenants' amendments discussed above, the Company reached an agreement with each of DVB and ABN to amend their respective bilateral credit facilities.

Further to the covenants amendments in line with Nordea credit facility, the financial covenant under ABN credit facility requiring the Company to maintain a ratio of total net debt to EBITDA (as defined in the loan agreement) of not greater than 6.0:1.0 will be waived until December 31, 2013, while the aggregate fair market value of the vessel shall be at all times  no less than 90% of the outstanding principal amount of the facility in 2012, 100% of the outstanding principal amount of the facility in the first half of 2013, and 110% of the outstanding principal amount of the facility in the second half of 2013. During the waiver period the applicable margin will increase to 3.05%. The DVB credit facility was also amended in line with Nordea credit facility, with the exception of the value security clause which remained as per the initial agreement.

The Company considered the guidance under ASC 470-50 "Debt Modifications and Extinguishments" and concluded that the Credit Suisse facility amendment should be accounted for in the same manner as a debt extinguishment on the basis that the initial and amended loans were substantially different. Accordingly, the new loan was recorded at fair value and that amount together with the associated unamortized financing fees of the initial loan was used to determine the debt extinguishment loss.

As the Credit Suisse credit facility is a variable interest rate facility, the fair value of the amended loan was determined by reference to the recorded value of the initial loan and the loss realized on the loan extinguishment amounted to $0.2 million, representing the unamortized deferred financing fees of the initial loan on the loan effective date, and is included in interest and finance costs in the accompanying 2012 consolidated unaudited statement of operations.

The Company incurred $2.8 million of financing fees in relation to the loan amendments discussed above. Out of this amount, $2.6 million, relating to the Nordea loan amendment, are deferred and amortized over the term of the loan using the effective interest of the amended loan, while $0.2 million relating to Credit Suisse loan amendment were expensed as incurred in accordance with the loan extinguishment accounting.

Following the amendatory agreements described above, the Company was in compliance with all of the applicable financial covenants at June 30, 2012. The Company, taking all measures to manage its working capital requirement, believes that it will continue to be in compliance with its loan covenants at the next loan covenant measurement dates for a reasonable time. There can be no assurance however as to whether the vessel values and charter rates will further deteriorate, beyond current expectations, and to what extent, and accordingly if these measures will be sufficient for the Company to be in compliance with certain of its loan covenants in the future. Management is in continuous contact with the lending banks and believes that the Company will be in a position to cure any unlikely event of non-compliance in a timely manner. In addition, management expects that the lenders would not declare an event of default, therefore not demand immediate repayment of the loans, provided that the Company pays loan principal instalments and accumulated or accrued interest as they fall due under its debt agreements, as amended. Cash being generated from operations is expected to be sufficient for this purpose for a reasonable period of time.  Accordingly, in accordance with the provisions of ASC 470-10-45 "Classification of Debt that Includes Covenants" all amounts not due within the next twelve months under the amended loan terms, have been classified as long-term liabilities.

As of June 30, 2012 and taking into consideration the Company's right to defer all instalments up to December 31, 2012, the following repayments of principal are required over the next five years and through- out their term for the Company's debt facilities:

Principal Repayment
July 1, 2012 to June 30, 2013	59,086
July 1, 2013 to December 31, 2013	53,811
January 1, 2014 to December 31, 2014	257,622
January 1, 2015 to December 31, 2015	93,061
January 1, 2016 to December 31, 2016	561,629
January 1, 2017 thereafter	37,800
1,063,009
Less: Unamortized debt discount of the 1.875% Unsecured Convertible Senior Notes	(20,516)
Total	1,042,493

All of the Company's outstanding loan agreements contain cross default provisions.

Borrowings under the credit facilities bear interest at LIBOR plus a margin and the average interest rate (including the margin and the interest swap effect) at June 30, 2011 and 2012 was 4.0% and 3.2%, respectively. Interest expense for the six month periods ended June 30, 2011 and 2012, net of interest capitalized ($0.06 million and $0 million, respectively) amounted to $9.7 million and $16.2 million, respectively and is included in interest and finance costs in the accompanying consolidated unaudited statements of operations.

Derivative Financial Instruments	6 Months Ended
Jun. 30, 2012
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments
(Expressed in thousands of United States Dollars, unless otherwise stated)

5.        Derivative Financial Instruments:

A discussion of the Company's exposures and its hedging objectives can be found in Note 9 to the Audited Consolidated Financial Statements for the fiscal year ended December 31, 2011, as filed on Form 20-F on March 30, 2012.

The following tables summarize information with respect to the fair values of derivatives reflected in the balance sheet and with respect to gains and losses on derivative positions reflected in the statement of operations or in the balance sheets, as a component of accumulated other comprehensive income.

Fair value of Asset/Liability Derivative Financial Instruments
	December 31, 2011	June 30, 2012

Freight Option Contracts- not designated as hedging instrument	167	15
Derivative financial instruments- Current Assets	$167	$15

Interest rate swaps-not designated as hedging instrument	18,815	19,433
Interest rate swaps- designated as hedging instrument	638	364
Derivative financial instruments- Current Liabilities	$19,453	$19,797

Interest rate swaps-not designated as hedging instrument	23,919	17,850
Interest rate swaps- designated as hedging instrument	2,597	1,859
Derivative financial instruments- Non Current Liabilities	$26,516	$19,709

Loss of Derivatives Recognized in OCI (Effective Portion)
	Six months ended June 30,
	2011	2012
Designated as hedging instruments
Unrealized interest rate swap losses	$(1,859)	$(632)
Reclassification adjustments to loss included in the Statement of Operations	359	490
Other Comprehensive Loss	$(1,500)	$(142)

No portion of the cash flow hedge designated for hedge accounting was ineffective during the six-month period ended June 30, 2012 whereas an amount of $0.5 million was transferred in the period from accumulated Other Comprehensive loss into period losses. An amount of approximately $1.3 million is expected to be reclassified into earnings/(losses) during the following 12 month period.

As at March 31, 2012 and June 30, 2012, the Company was not in compliance with certain financial covenants under its Nomura Swap agreement which provided for financial covenants as contained in the fourth amendment of the Nordea credit facility. Under the interest rate swap agreement, financial covenants' non-compliance does not constitute an event of default but rather a termination event. In connection with such event, the Company was required on June 28, 2012 to provide a cash collateral of $1.1 million, which is included in restricted cash, current, in the accompanying 2012 consolidated balance sheet. So long such additional termination event is continuing, such collateral amount will be re-evaluated at each reporting date on the basis of the derivative instrument's fair value.

In this respect, the fair value of the swap agreement amounting to $1.5 million as of June 30, 2012 was reflected under current liabilities and the cash flow hedging relationship was discontinued as at April 1, 2012. As such subsequent changes in the derivative fair value were charged to period losses. As of the cash flow discontinuance date, Management of the Company evaluated the likelihood of the forecasted transaction occurring within the originally specified time period and concluded that it was still probable that the forecasted transaction would occur. Therefore, the amount accumulated in other comprehensive loss was deferred and will affect earnings/(losses), as long as the forecasted transaction occurs and affects earnings/(losses) or it becomes probable of not occurring. During the period from April 1, 2012 to June 30, 2012, an amount of $0.2 million was reclassified to the consolidated unaudited statement of operations along with the occurrence of the forecasted transaction.

Credit-related provisions, termination triggering events and related collaterals on the Company's derivative financial instruments (mainly interest rate swaps) are discussed in  Note 9 to the Audited Consolidated Financial Statements for the fiscal year ended December 31, 2011, as filed on Form 20-F on March 30, 2012. As of June 30, 2012, the aggregate fair value of derivative financial instruments in a liability position containing credit-related provisions was $39.5 million.

Losses on derivative financial instruments qualifying as economic hedges (rather than accounting hedges) and included in the accompanying consolidated unaudited statements of operations are analyzed as follows:

Loss of Derivatives Recognized in Statements of Operations

	Six- months ended June 30,
	2011	2012
Interest Rate Swaps loss	(7,010)	(3,411)
Freight Option Contracts gain (loss)	964	(152)
Foreign Currency Contracts gain	395	-
Losses on derivative financial instruments	$(5,651)	$(3,563)

Fair Value of Financial Instruments	6 Months Ended
Jun. 30, 2012
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments
(Expressed in thousands of United States Dollars, unless otherwise stated)

6.       Fair Value of Financial Instruments:

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

•
Cash and cash equivalents, accounts receivable and accounts payable: The carrying values reported in the consolidated balance sheets for those financial instruments are reasonable estimates of their fair values due to their short-term nature.

•	Long-term debt and restricted cash: The fair values of long-term bank loans and restricted cash approximate the recorded values due to the variable interest rates payable and receivable respectively.

•
Convertible Senior Notes: Convertible Senior Notes have a fixed rate and their estimated fair value represents the tradable value of the notes, determined through Level 2 inputs of the fair value hierarchy (quoted price in the over-the counter-market). The estimated fair value of the Notes at June 30, 2012 is approximately $69.0 million.

•
Derivative financial instruments: The fair values of the Company's derivative financial instruments equate to the amount that would be paid or received by the Company if the agreements were cancelled at the reporting date, taking into account current market data per instrument and the Company's or counterparty's creditworthiness, as appropriate.

A fair value hierarchy that prioritizes the inputs used to measure fair value has been established by GAAP. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). This hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

Level 1:  Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2:  Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data;

Level 3:  Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The below table presents disclosures about the fair value of financial assets and financial liabilities recognized in the Company's consolidated balance sheets on a recurring basis:

	Fair Value Measurements at June 30, 2012 Using
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Derivative Financial Instruments (Freight Option Contracts)	$15	-	-
Other current assets (Back Stop Agreement) (Note 3)	2,809	-	-
Liabilities
Other current liabilities (Back Stop Agreement) (Note 3)	$-	-	4,064
Derivative Financial Instruments (current and non-current liability) (Interest Rate Swap Contracts)	-	39,506	-

Interest rate swaps are valued using a discounted cash flow model that takes into account the present value of future cash flows under the terms of the contracts using current market information as of the reporting date.

Total losses relating to the above liability for the six- month periods ended June 30, 2011 and 2012 amounted to $0 and $4,064, respectively and they are included in interest and finance costs in the accompanying consolidated unaudited statements of operations.

Time charters acquired	6 Months Ended
Jun. 30, 2012
Time Charters Acquired [Abstract]
Time Charters Acquired
(Expressed in thousands of United States Dollars, unless otherwise stated)

7.       Time Charters Acquired:

The amortization schedule of the intangible liability as of June 30, 2012 and for the years to follow until they expire is as follows:

Period
July 1, 2012 to June 30, 2013	$3,559
July 1, 2013 to December 31, 2013	1,795
January 1, 2014 to December 31, 2014	3,559
January 1, 2015 to December 31, 2015	3,559
January 1, 2016 to December 31, 2016	386
Total	$12,858

Common Stock and Additional Paid-In Capital	6 Months Ended
Jun. 30, 2012
Common Stock and Additional Paid-In Capital [Abstract]
Common Stock and Additional Paid-In Capital
(Expressed in thousands of United States Dollars - except for share and per share data, unless otherwise stated)

8.       Common Stock and Additional Paid-In Capital:

On May 7, 2012, the Company filed a prospectus and a prospectus supplement pursuant to Rule 424(b) relating to the offer and sale of an aggregate of up to $35.0 million in gross proceeds of its Class A common stock under an at-the market offering ("ATM Offering"). As of June 30, 2012, an amount of 4,014,926 shares of the Company's Class A common stock with par value $0.01 were issued. The net proceeds, after deducting issuance costs of $0.3 million, including sales agents' commissions of 2.5% and other issuance expenses of $0.2 million, amounted to $3.1 million. As of June 30, 2012, an amount of $31.6 million of gross proceeds is still to be offered through December 31, 2012.

In May 2012, 2,700,000 warrants, provided under Schedule 2 of the Back Stop Agreement discussed in Note 3 above, were issued.

Stock Based Compensation	6 Months Ended
Jun. 30, 2012
Stock Based Compensation [Abstract]
Stock Based Compensation
(Expressed in thousands of United States Dollars - except for share and per share data, unless otherwise stated)

9.        Stock Based Compensation:

On June 5, 2012, the Board of Directors approved the grant of a cash bonus of $2.0 million and 4,587,056 shares of the Company's Class A common stock and 65,000 shares of the Company's Class B common stock in the form of restricted stock, to certain of its executive officers and employees. The cash bonus was accrued and included in general and administrative expenses in the accompanying consolidated unaudited statements of operations for the six-month period ended June 30, 2012. The shares vest as follows: 212,351 Class A common shares and 65,000 Class B common shares on April 1, 2012, 1,316,667 Class A common shares on December 31, 2012, 212,351 Class A common shares on April 1, 2013, 1,316,667 Class A common shares on June 30, 2013, 1,316,666 Class A common shares on December 31, 2013 and 212,354 Class A common shares on April 1, 2014. The total cost of the stock awards granted is recognized as expense over the vesting period based on their fair value on the grant date. The fair value of the Class B common stock is determined by reference to the Class A share price.

Losses per share	6 Months Ended
Jun. 30, 2012
Losses per share [Abstract]
Losses per share
(Expressed in thousands of United States Dollars - except for share and per share data, unless otherwise stated)

10.     Losses per share:

All shares issued (including non-vested shares) have the right to receive dividends with the non-vested shares receiving forfeitable dividend until their vesting. For the purposes of calculating basic earnings/(losses) per share, non-vested shares are not considered outstanding until the time-based vesting restriction has lapsed. Basic earnings/(losses) per common share are computed by dividing net income/(loss) available to common stockholders by the weighted average number of common shares outstanding during the period.

Diluted earnings/(losses) per common share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised. For the purposes of calculating basic earnings/ (losses) per share, non-vested shares are not considered outstanding until the time-based vesting restriction has lapsed. Dividends declared during the period for non vested shares are deducted from (added to) the net income/ (loss) reported for purposes of calculating net income/ (loss) available to/ (assumed by) common stockholders for the computation of basic earnings/ (losses) per share.

The Company had no dilutive securities during the six month periods ended June 30, 2011 and 2012 as the effect of the unvested shares of restricted stock (1,799,586 and 5,280,385 shares at June 30, 2011 and 2012, respectively), share issuable upon the exercise of the 2,700,000 warrants and any other potentially issuable shares as part of the Back Stop agreement would have an anti dilutive effect on the basis of the reported loss for the period.

The Company calculates the number of shares outstanding for the calculation of basic and diluted losses per share as follows:

	Six-months ended June 30,
	2011	2012
Net loss for Basic and Diluted losses per share
Net loss attributable to Excel Maritime Carriers Ltd. for the period	$(17,021)	$(70,013)

Weighted average number of shares, basic	83,730,845	88,723,937
Weighted average number of shares, diluted	83,730,845	88,723,937

Losses per common share, basic	$(0.20)	$(0.79)
Losses per common share, diluted	$(0.20)	$(0.79)

In relation to the Convertible Senior Notes due in fiscal year 2027, upon conversion, the Company may settle its conversion obligations, at its election, in cash, shares of its Class A common stock or a combination of cash and shares of its Class A common stock.  The Company has elected on conversion, any amount due up to the principal portion of the notes to be paid in cash, with the remainder, if any, settled in shares of Excel Class A common shares. Based on this presumption, and in accordance with ASC 260 "Earnings Per Share", any dilutive effect of the Convertible Senior Notes under the if-converted method is not included in the diluted losses per share presented above. Any shares to be issued upon conversion would have an anti-dilutive effect in the computation of Loss per share for the six month periods ended June 30, 2011 and 2012 respectively.

Commitments And Contigencies	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies
(Expressed in thousands of United States Dollars, unless otherwise stated)

11.     Commitments and Contingencies:

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company's vessels. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.  The Company is a member of a protection and indemnity association, or P&I Club that is a member of the International Group of P&I Clubs, which covers its third party liabilities in connection with its shipping activities. A member of a P&I Club that is a member of the International Group is typically subject to possible supplemental amounts or calls, payable to its P&I Club based on its claim records as well as the claim records of all other members of the individual associations, and members of the International Group. Although there is no cap on its liability exposure under this arrangement, historically supplemental calls have ranged from 0%-40% of the Company's annual insurance premiums, and in no year have exceeded $1.0 million. The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements. The Company's protection and indemnity (P&I) insurance coverage for pollution is $1 billion per vessel per incident.

Subsequent Events	6 Months Ended
Jun. 30, 2012
Subsequent Events [Abstract]
Subsequent Events
(Expressed in thousands of United States Dollars - except for share and per share data, unless otherwise stated)

12.     Subsequent Events:

a) Deferral Notice: In accordance with the Nordea loan amendment terms discussed in Note 4 above, the Company exercised its option to defer the full loan installment of $24.3 million, originally due on July 2, 2012 to the balloon payment of the facility in April 2016. The declaration of such deferral notice affected the classification of the long term debt in the accompanying balance sheet.

b) Loan payments: Subsequent to June 30, 2012, the Company paid total regular loan installments amounting to $1.6 million.
c) Sale of shares: Subsequent to June 30, 2012, the Company sold 1,816,213 shares of Class A common stock with par value $0.01 per share pursuant to the Company's ATM Offering discussed in Note 8 above. The net proceeds, after sales agents' commissions of 2.5% and other issuance expenses, amounted to approximately $1.0 million.

Basis of Presentation (Tables)	6 Months Ended
Jun. 30, 2012
Basis of Presentation [Abstract]
Schedule Subsidiaries
	Company	Country of Incorporation	Vessel name	Type	Year Built
	Ship-owning companies with vessels in operation
1.	Hope Shipco LLC	Marshall Islands	Mairaki	Capesize	2011
2.	Christine Shipco LLC (1)	Marshall Islands	Christine	Capesize	2010
3.	Sandra Shipco LLC	Marshall Islands	Sandra	Capesize	2008
4.	Iron Miner Shipco LLC	Marshall Islands	Iron Miner	Capesize	2007
5.	Iron Beauty Shipco LLC	Marshall Islands	Iron Beauty	Capesize	2001
6.	Kirmar Shipco LLC	Marshall Islands	Kirmar	Capesize	2001
7.	Lowlands Beilun Shipco LLC	Marshall Islands	Lowlands Beilun	Capesize	1999
8.	Iron Brooke Shipco LLC	Marshall Islands	Iron Brooke	Kamsarmax	2007
9.	Iron Lindrew Shipco LLC	Marshall Islands	Iron Lindrew	Kamsarmax	2007
10.	Iron Manolis Shipco LLC	Marshall Islands	Iron Manolis	Kamsarmax	2007
11.	Coal Gypsy Shipco LLC	Marshall Islands	Coal Gypsy	Kamsarmax	2006
12.	Coal Hunter Shipco LLC	Marshall Islands	Coal Hunter	Kamsarmax	2006
13.	Pascha Shipco LLC	Marshall Islands	Pascha	Kamsarmax	2006
14.	Santa Barbara Shipco LLC	Marshall Islands	Santa Barbara	Kamsarmax	2006
15.	Iron Fuzeyya Shipco LLC	Marshall Islands	Iron Fuzeyya	Kamsarmax	2006
16.	Ore Hansa Shipco LLC	Marshall Islands	Ore Hansa	Kamsarmax	2006
17.	Iron Kalypso Shipco LLC	Marshall Islands	Iron Kalypso	Kamsarmax	2006
18.	Iron Anne Shipco LLC	Marshall Islands	Iron Anne	Kamsarmax	2006
19.	Iron Bill Shipco LLC	Marshall Islands	Iron Bill	Kamsarmax	2006
20.	Iron Vassilis Shipco LLC	Marshall Islands	Iron Vassilis	Kamsarmax	2006
21.	Iron Bradyn Shipco LLC	Marshall Islands	Iron Bradyn	Kamsarmax	2005
22.	Grain Express Shipco LLC	Marshall Islands	Grain Express	Panamax	2004
23.	Iron Knight Shipco LLC	Marshall Islands	Iron Knight	Panamax	2004
24.	Grain Harvester Shipco LLC	Marshall Islands	Grain Harvester	Panamax	2004
25.	Coal Pride Shipco LLC	Marshall Islands	Coal Pride	Panamax	1999
26.	Fianna Navigation S.A	Liberia	Isminaki	Panamax	1998
27.	Marias Trading Inc.	Liberia	Angela Star	Panamax	1998
28.	Yasmine International Inc.	Liberia	Elinakos	Panamax	1997
29.	Amanda Enterprises Ltd.	Liberia	Happy Day	Panamax	1997
30.	Fountain Services Ltd.	Liberia	Powerful	Panamax	1994
31.	Teagan Shipholding S.A.	Liberia	First Endeavour	Panamax	1994
32.	Tanaka Services Ltd.	Liberia	Rodon	Panamax	1993
33.	Whitelaw Enterprises Co.	Liberia	Birthday	Panamax	1993
34.	Candy Enterprises Inc.	Liberia	Renuar	Panamax	1993
35.	Harvey Development Corp.	Liberia	Fortezza	Panamax	1993
36.	Minta Holdings S.A.	Liberia	July M	Supramax	2005
37.	Odell International Ltd.	Liberia	Mairouli	Supramax	2005
38.	Ingram Limited	Liberia	Emerald	Handymax	1998
39.	Castalia Services Ltd.	Liberia	Princess I	Handymax	1994
40.	Barland Holdings Inc.	Liberia	Attractive	Handymax	1985

(1)	Christine Shipco LLC is owned 71.4% by the Company.

	Company	Country of Incorporation	Vessel name	Type	Year Built
	Non-shipowning companies with vessels in operation (2)
41.	Fearless Shipco LLC	Marshall Islands	Fearless I	Panamax	1997
42.	Barbara Shipco LLC	Marshall Islands	Barbara	Panamax	1997
43.	Linda Leah Shipco LLC	Marshall Islands	Linda Leah	Panamax	1997
44.	King Coal Shipco LLC	Marshall Islands	King Coal	Panamax	1997
45.	Coal Age Shipco LLC	Marshall Islands	Coal Age	Panamax	1997
46.	Iron Man Shipco LLC	Marshall Islands	Iron Man	Panamax	1997
47.	Coal Glory Shipco LLC	Marshall Islands	Coal Glory	Panamax	1995

(2)	Indicates a company whose vessel was sold to a third party in July 2007 and subsequently leased back under a bareboat charter expiring in July 2015.

The following wholly-owned subsidiaries have been established to acquire vessels, although vessels have not yet been identified:

	Company	Country of Incorporation
48.	Magalie Investments Corp.	Liberia
49.	Melba Management Ltd.	Liberia
50.	Naia Development Corp.	Liberia

The Company is also the sole owner of the following non-shipowning subsidiaries:

	Company	Country of Incorporation
51.	Maryville Maritime Inc. (1)	Liberia
52.	Point Holdings Ltd. (2)	Liberia
53.	Thurman International Ltd. (3)	Liberia
54.	Bird Acquisition Corp (4)	Marshall Islands
55.	Liegh Jane Navigation S.A. (5)	Liberia
56.	Snapper Marine Ltd. (6)	Liberia
57.	Centel Shipping Company Limited (7)	Cyprus

(1)	Maryville Maritime Inc. ("Maryville") is a management company that provides the technical management of Excel's vessels.

(2)	Point Holdings Ltd. is the parent company (100% owner) of fifteen Liberian ship-owning companies, one Liberian holding company and five Liberian non ship-owning companies.

(3)	Thurman International Ltd. is the parent company (100% owner) of Centel Shipping Company Limited, the owner of M/V Lady.

(4)
Bird is the parent company (100% owner) of 24 Marshall Islands ship-owning companies and 7 Marshall Islands non ship-owning companies. Bird is also a joint-venture partner in one Marshall Island ship-owning company which is 71.4% owned by Bird.

(5)	Previously the owning company of Swift, a vessel sold in March 2009.

(6)	Previously the owning company of Marybelle, a vessel sold in February 2011.

(7)	Previously the owning company of Lady, a vessel sold in August 2011.

Concentation of credit risk
Charterer	2011	2012
A	10.2%	15.4%
B	-	14.8%
C	12.4%	11.6%

Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2012
Long-Term Debt Schedule [Abstract]
Loan Table
(Expressed in thousands of United States Dollars, unless otherwise stated) Description	December 31, 2011	June 30, 2012
Long-term loans, net of unamortized deferred financing fees of $9.1 million and $9.9 million, respectively	$933,472	$903,082
1.875% Convertible Senior Notes due 2027, net of unamortized deferred financing fees of $1.4 million and $1.2 million, respectively	124,123	128,276
	1,057,595	1,031,358
Less: Current portion of long-term debt, net of unamortized deferred financing fees of $2.7 million and $2.6 million, respectively	(104,879)	(56,510)
Long-term debt, net of current portion	$952,716	$974,848

Loan Repayment schedule
(Expressed in thousands of United States Dollars, unless otherwise stated)	Principal Repayment
July 1, 2012 to June 30, 2013	59,086
July 1, 2013 to December 31, 2013	53,811
January 1, 2014 to December 31, 2014	257,622
January 1, 2015 to December 31, 2015	93,061
January 1, 2016 to December 31, 2016	561,629
January 1, 2017 thereafter	37,800
1,063,009
Less: Unamortized debt discount of the 1.875% Unsecured Convertible Senior Notes	(20,516)
Total	1,042,493

Derivative Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2012
Derivative Instruments And Hedges [Abstract]
Fair Value of Asset/Liability Derivative Financial Instruments Table
(Expressed in thousands of United States Dollars, unless otherwise stated) Fair value of Asset/Liability Derivative Financial Instruments
	December 31, 2011	June 30, 2012

Freight Option Contracts- not designated as hedging instrument	167	15
Derivative financial instruments- Current Assets	$167	$15

Interest rate swaps-not designated as hedging instrument	18,815	19,433
Interest rate swaps- designated as hedging instrument	638	364
Derivative financial instruments- Current Liabilities	$19,453	$19,797

Interest rate swaps-not designated as hedging instrument	23,919	17,850
Interest rate swaps- designated as hedging instrument	2,597	1,859
Derivative financial instruments- Non Current Liabilities	$26,516	$19,709

Loss of Derivatives Recognized in OCI (Effective Portion)
(Expressed in thousands of United States Dollars, unless otherwise stated) Loss of Derivatives Recognized in OCI (Effective Portion)
	Six months ended June 30,
	2011	2012
Designated as hedging instruments
Unrealized interest rate swap losses	$(1,859)	$(632)
Reclassification adjustments to loss included in the Statement of Operations	359	490
Other Comprehensive Loss	$(1,500)	$(142)

Loss of Derivatives Recognized in Statements of Operations
(Expressed in thousands of United States Dollars, unless otherwise stated)	Six- months ended June 30,
	2011	2012
Interest Rate Swaps loss	(7,010)	(3,411)
Freight Option Contracts gain (loss)	964	(152)
Foreign Currency Contracts gain	395	-
Losses on derivative financial instruments	$(5,651)	$(3,563)

Fair Value of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2012
Fair Value of Financial Instruments [Abstract]
Fair Value Measurements
(Expressed in thousands of United States Dollars)	Fair Value Measurements at June 30, 2012 Using
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Derivative Financial Instruments (Freight Option Contracts)	$15	-	-
Other current assets (Back Stop Agreement) (Note 3)	2,809	-	-
Liabilities
Other current liabilities (Back Stop Agreement) (Note 3)	$-	-	4,064
Derivative Financial Instruments (current and non-current liability) (Interest Rate Swap Contracts)	-	39,506	-

Time Charters acquired (Tables)	6 Months Ended
Jun. 30, 2012
Time Charters Acquired [Abstract]
Amortization Schedule Of Time Charters Acquired
(Expressed in thousands of United States Dollars, unless otherwise stated) Period
July 1, 2012 to June 30, 2013	$3,559
July 1, 2013 to December 31, 2013	1,795
January 1, 2014 to December 31, 2014	3,559
January 1, 2015 to December 31, 2015	3,559
January 1, 2016 to December 31, 2016	386
Total	$12,858

Losses per share (Tables)	6 Months Ended
Jun. 30, 2012
Losses Per Share [Abstract]
Losses per share reconciliation
(Expressed in thousands of United States Dollars - except for share and per share data, unless otherwise stated)	Six-months ended June 30,
	2011	2012
Net loss for Basic and Diluted losses per share
Net loss attributable to Excel Maritime Carriers Ltd. for the period	$(17,021)	$(70,013)

Weighted average number of shares, basic	83,730,845	88,723,937
Weighted average number of shares, diluted	83,730,845	88,723,937

Losses per common share, basic	$(0.20)	$(0.79)
Losses per common share, diluted	$(0.20)	$(0.79)

Basis of Presentation (Table) (Details)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Charterer A
Concentration Risk [Line Items]
Accounted for 10% or more of the Company's voyage revenues	15.40%	10.20%
Charterer B
Concentration Risk [Line Items]
Accounted for 10% or more of the Company's voyage revenues	14.80%	0.00%
Charterer C
Concentration Risk [Line Items]
Accounted for 10% or more of the Company's voyage revenues	11.60%	12.40%

Transactions with Related Parties (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended			6 Months Ended			6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Jun. 30, 2012 Related Party 1 [Member]	Jun. 30, 2011 Related Party 1 [Member]	Dec. 31, 2011 Related Party 1 [Member]	Jun. 30, 2012 Related Party 2 [Member]	Jun. 30, 2011 Related Party 2 [Member]	Dec. 31, 2011 Related Party 2 [Member]	Jun. 30, 2012 Related Party 3 [Member]	Mar. 29, 2012 Related Party 3 [Member]
Related Party Transaction [Line Items]
Commissions to related parties	$ 1,423	$ 2,092		$ 1,228	$ 1,900		$ 195	$ 192
Due to related parties	680		486	588		365	92		121
Other current liabilities (Back Stop Agreement) (Note 3)	4,064		0							4,064	5,300
Related Party Commission Rate				1.25%	1.25%		1.00%	1.00%
Guarantee Provided By Related Party										$ 20,000

Long-Term Debt Schedule (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long Term Debt, Net Of Unamortized Deferred Financing Fees And Debt Discount	$ 1,031,358	$ 1,057,595
Less: Current portion of long-term debt, net of unamortized deferred financing fees of $2.7 million and $2.6 million, respectively	(56,510)	(104,879)
Long-term debt, net of current portion	974,848	952,716
Long-term loans, net of unamortized deferred financing fees of $9.1 million and $9.9 million, respectively
Debt Instrument [Line Items]
Long Term Debt, Net Of Unamortized Deferred Financing Fees And Debt Discount	903,082	933,472
1.875% Convertible Senior Notes due 2027, net of unamortized deferred financing fees of $1.4 million and $1.2 million, respectively
Debt Instrument [Line Items]
Long Term Debt, Net Of Unamortized Deferred Financing Fees And Debt Discount	$ 128,276	$ 124,123

Long-Term Debt Schedule (Parentheticals) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Long term loans
Debt Instrument [Line Items]
Unamortized deferred financing fees	$ 9,900	$ 9,100
Convertible senior notes
Debt Instrument [Line Items]
Unamortized deferred financing fees	1,200	1,400
Senrior notes interest rate	1.88%	1.88%
Due	2027	2027
Current portion of long-term debt
Debt Instrument [Line Items]
Unamortized deferred financing fees	$ 2,600	$ 2,700

Debt Repayment Schedule (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Long-Term Debt Schedule [Abstract]
July 1, 2012 to June 30, 2013	$ 59,086
July 1, 2013 to December 31, 2013	53,811
January 1, 2014 to December 31, 2014	257,622
January 1, 2015 to December 31, 2015	93,061
January 1, 2016 to December 31, 2016	561,629
January 1, 2017 thereafter	37,800
Debt Instrument Carrying Amount	1,063,009
Less: Unamortized debt discount of the 1.875% Unsecured Convertible Senior Notes	(20,516)
Total	$ 1,042,493

Long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		3 Months Ended	6 Months Ended			24 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2012 Nordea Loan Amendment [Member]	Dec. 31, 2012 Nordea Loan Amendment [Member]	Sep. 30, 2012 Nordea Loan Amendment [Member]	Jun. 30, 2012 Nordea Loan Amendment [Member]	Dec. 31, 2013 Nordea Loan Amendment [Member]	Mar. 29, 2012 Nordea Loan Amendment [Member]	Jun. 30, 2012 Credit Suisse Loan Amendment [Member]	Jun. 30, 2012 Loan Margin from January 1, 2014 to April 1, 2016, under the Nordea Loan Amendment [Member]	Mar. 30, 2012 Loan Margin from March 30, 2012 to December 31, 2013, under the Nordea Loan Amendment [Member]	Apr. 01, 2012 Loan Margin from April 1, 2012 to April 1, 2016, under the Nordea Loan Amendment [Member]	Mar. 31, 2012 Loan Margin from March 31, 2012 to December 11, 2022, under the Credit Suisse Loan Amendment [Member]	Mar. 31, 2012 Loan Margin from March 31, 2012 to December 31, 2013 under the ABN Loan Amendment [Member]
Line of credit facility [Line Items]
Maximum principal amount to be deferred to the balloon payment							$ 100,000
Equity raising undertaking under the amendment			10,000	30,000	20,000
Guarantee Provided By Related Party								20,000
Loan margin										2.50%	2.75%		2.65%	3.05%
Margin for deferred principal amount												4.00%
Loan installment transfered to balloon payment						24,300
Loss realized on the loan extinguishment									200
Loan amendments' financing fees, total	2,800
Loan amendments' financing fees, deferred and amortized						2,600
Financing Fees expensed as incurred									200
Average interest rate (including the margin and the interest swap effect)	3.20%	4.00%
Interest capitalized	0	60
Interest expense, net of interest capitalized	$ 16,200	$ 9,700

Long Term Debt - Covenant and Amendments Description (Details)	6 Months Ended
Jun. 30, 2012
Nordea Loan Amendment [Member]
Line of credit facility [Line Items]
Financial covenants	Following the amendment, through December 31, 2013, the facility contains financial covenants requiring the Company to maintain: (i) minimum liquidity of no less than $1.0 million per collateral vessel plus, in the aggregate, $10.0 million; (ii) a leverage ratio (as adjusted to reflect the fair market values of the vessels wholly owned by the Company) of no more than 0.9:1:0; (iii) a net worth, based on book values, of no less than $750.0 million; (iv) a ratio of EBITDA (as defined in the loan agreement) to gross interest expense of no less than 1.75:1.00 in the first half of 2012, and 1.25:1.00 during the eighteen-month period from July 1, 2012 until December 31, 2013; and (v) an aggregate fair market value of vessels serving as collateral for the facility at all times of no less than 80% of the outstanding principal amount of the facility in 2012, 100% of the outstanding principal amount of the facility in the first half of 2013, and 110% of the outstanding principal amount of the facility in the second half of 2013. In addition, under the amended facility, investments, cash dividends and share repurchases are allowed, as long as, among other things, the Company is in compliance with the original loan covenants and there are no deferred installments outstanding.
Loan Amendment Disclosure	In March 2012, the Company reached an agreement with all the lenders under the Nordea credit facility, for the amendment, for a period from March 30, 2012 through December 31, 2013. Under the amendment, the Company may defer to the balloon payment at the end of the facility's term in 2016 the repayment of one or more principal installments falling due after the date of execution of the amendment and prior to July 2, 2013 (inclusive), provided that: (i) at least $20.0 million out of the $30.0 million that the Company is required to raise has been raised through an equity offering or has been deposited into the escrow account discussed above and is held in such account until such amount is raised; (ii) after giving effect to the deferral of any principal repayment, each principal installment falling due after December 31, 2012 is at least $6.0 million; (iii) the aggregate amount of principal so deferred does not exceed $100.0 million; (iv) no event of default shall have occurred and be continuing; (v) the Company is in compliance with the financial covenants, as amended; and (vi) the applicable margin for any such deferred amount shall increase to 4%. Under the terms of the amended facility, the Company will have to apply any consolidated excess cash flow, calculated on a quarterly basis, towards repayment of any out-standing principal amount so deferred. The Nordea credit facility defines excess cash flow as an amount equal to reported EBITDA (as defined in the loan agreement) less dry docking and special survey cost, net interest expenses (including payments due under the Company's current swap agreements) and less payments of loan principals under the Company's current loan agreements. Following the amendment and until the expiry of the waiver period, the applicable margin increased to 2.75% and 2.5% thereafter through maturity, while the applicable margin for any deferred principal amount increased to 4.0% per annum.
Credit Suisse Loan Amendment [Member]
Line of credit facility [Line Items]
Financial covenants	In particular, the amended facility, through December 31, 2013, contains financial covenants requiring the Company to maintain: (i) minimum liquidity of no less than $1.0 million per collateral vessel plus, in the aggregate, $10.0 million; (ii) a leverage ratio (as adjusted to reflect the fair market values of the vessels wholly owned by the Company) of no more than 100% for the period from December 31, 2011 to December 31, 2012 and 90% thereafter until December 31, 2013; (iii) a net worth, based on book values, of no less than $750.0 million; (iv) a ratio of EBITDA (as defined in the loan agreement) to gross interest expense of no less than 1.75:1.00 in the first half of 2012, and 1.25:1.00 during the eighteen-month period from July 1, 2012 until December 31, 2013; and (v) an aggregate fair market value of vessels serving as collateral for the facility at all times of no less than 80% of the outstanding principal amount of the facility for the period from December 31, 2011 to December 31, 2012, 100% of the outstanding principal amount of the facility in the first half of 2013, and 110% of the outstanding principal amount of the facility in the second half of 2013. In addition, under the amended facility, the period during which cash dividends and share repurchases are suspended will be extended until December 31, 2013 at the latest.
Loan Amendment Disclosure	Following the Nordea facility amendment, the Company reached an agreement with Credit Suisse to similarly amend its credit facility, requiring the Company to comply with a number of covenants, including financial covenants related to leverage, consolidated net worth, liquidity and interest coverage, dividends and collateral maintenance requirements, most of which are in principle and calculation substantially similar to the covenants described under the amended Nordea credit facility. The applicable margin under the facility increased to 2.65% from April 1, 2012 until the loan maturity and the amount of $11.8 million pledged with Credit Suisse will remain pledged until December 31, 2013 and it may be released thereafter to the extent that the Company complies with the security clause which changes to 135% from January 1, 2014 until the loan maturity.
Abn And Dvb Loan Amendment [Member]
Line of credit facility [Line Items]
Financial covenants	Further to the covenants amendments in line with Nordea credit facility, the financial covenant under ABN credit facility requiring the Company to maintain a ratio of total net debt to EBITDA (as defined in the loan agreement) of not greater than 6.0:1.0 will be waived until December 31, 2013, while the aggregate fair market value of the vessel shall be at all times no less than 90% of the outstanding principal amount of the facility in 2012, 100% of the outstanding principal amount of the facility in the first half of 2013, and 110% of the outstanding principal amount of the facility in the second half of 2013. During the waiver period the applicable margin will increase to 3.05%.
Loan Amendment Disclosure	Similarly to the financial covenants' amendments discussed above, the Company reached an agreement with each of DVB and ABN to amend their respective bilateral credit facilities. The DVB credit facility was amended in line with Nordea credit facility, with the exception of the value security clause which remained as per the initial agreement.

Derivative Financial Instruments Fair Value (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Derivatives Fair Value [Line Items]
Derivative financial Instruments- Current Assets	$ 15	$ 167
Derivative financial instruments- Current liabilities	19,797	19,453
Derivative financial instruments- Non Current Liabilities	19,709	26,516
Freight Option Contracts- not designated as hedging instrument
Derivatives Fair Value [Line Items]
Derivative financial Instruments- Current Assets	15	167
Interest rate swaps- designated as hedging instrument
Derivatives Fair Value [Line Items]
Derivative financial instruments- Current liabilities	364	638
Derivative financial instruments- Non Current Liabilities	1,859	2,597
Interest rate swaps-not designated as hedging instrument
Derivatives Fair Value [Line Items]
Derivative financial instruments- Current liabilities	19,433	18,815
Derivative financial instruments- Non Current Liabilities	$ 17,850	$ 23,919

Loss On Derivatives Recognized In Other Comprehensive Income (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Derivative Financial Instruments [Abstract]
Unrealized interest rate swap losses	$ (632)	$ (1,859)
Reclassification adjustments to loss included in the Statement of Operations	490	359
Other Comprehensive Loss	$ (142)	$ (1,500)

Loss On Derivatives Recognized In Statement Of Operations (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Derivative Financial Instruments [Abstract]
Interest Rate Swaps loss	$ (3,411)	$ (7,010)
Freight Option Contracts gain (loss)	(152)	964
Foreign Currency Contracts gain	0	395
Losses on derivative financial instruments	$ (3,563)	$ (5,651)

Derivative Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended			3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Jun. 30, 2012 Nomura Swap Agreement [Member]	Jun. 30, 2012 Nomura Swap Agreement [Member]
Credit Derivatives [Line Items]
Gain Loss On Interest Rate Cash Flow Hedge Ineffectiveness					$ 0
Reclassification adjustments from interest rate swap losses transferred to Consolidated Statements of Operations	490	359		200
Cash Flow Hedge Gain Loss To Be Reclassified Within Twelve Months	1,300
Cash collateral	6,623		5,700	1,100	1,100
Swap Fair Value as of June 30, 2012				1,500	1,500
Derivative Net Liability Position Aggregate Fair Value	$ 39,500

Fair Value Measurements (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Derivatives Fair Value [Line Items]
Other current assets (Back Stop Agreement) (Note 3)	$ 2,809	$ 0
Other current liabilities (Back Stop Agreement) (Note 3)	4,064	0
Quoted Prices In Active Markets for Identical Assets (Level 1)
Derivatives Fair Value [Line Items]
Derivative Financial Instruments (Freight Option Contracts)	15
Other current assets (Back Stop Agreement) (Note 3)	2,809
Significant Other Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Derivative Financial Instruments (current and non-current liability) (Interest Rate Swap Contracts)	39,506
Significant Unobservable Inputs (Level 3)
Derivatives Fair Value [Line Items]
Other current liabilities (Back Stop Agreement) (Note 3)	$ 4,064

Fair Value Of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Fair Value of Financial Instruments [Abstract]
Convertible debt fair value disclosures	$ 69,000
Fair value measurement with unobservable inputs reconciliation recurring basis liability gain/ (loss) included in earnings	$ 4,064	$ 0

Time Charters Acquired (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Time Charters Acquired [Abstract]
July 1, 2012 to June 30, 2013	$ 3,559
July 1, 2013 to December 31, 2013	1,795
January 1, 2014 to December 31, 2014	3,559
January 1, 2015 to December 31, 2015	3,559
January 1, 2016 to December 31, 2016	386
Total	$ 12,858	$ 14,633

Common Stock and Additional Paid-In Capital (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		8 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Common Stock and Additional Paid-In Capital [Line Items]
Common stock offer gross proceeds	$ 31,600		$ 35,000
Common stock, par value		$ 0.01		$ 0.01
Issuance costs		300
Agents' commissions		2.50%
Other issuance expenses		200
Issuance of common stock, value		$ 3,075
Warrants issued		2,700,000
Common Stock - Class A
Common Stock and Additional Paid-In Capital [Line Items]
Issuance of common stock, shares		4,014,926

Stock Based Compensation (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Apr. 01, 2014	Dec. 31, 2013	Jun. 30, 2013	Apr. 01, 2013	Dec. 31, 2012	Apr. 01, 2012
Share Based Compensation [Line Items]
Grant Of Shares Date	2012-06-05
Accrued cash bonus	2,000
Common Stock - Class A
Share Based Compensation [Line Items]
Stock - based compensation, number of shares (net of forfeiture)	4,587,056
Number of shares vested		212,354	1,316,666	1,316,667	212,351	1,316,667	212,351
Common Stock - Class B
Share Based Compensation [Line Items]
Stock - based compensation, number of shares (net of forfeiture)	65,000
Number of shares vested							65,000

Losses Per Share (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Losses Per Share [Abstract]
Net loss attributed to Excel Maritime Carriers Ltd. for the period	$ (70,013)	$ (17,021)
Weighted average number of shares, basic	88,723,937	83,730,845
Weighted average number of shares, diluted	88,723,937	83,730,845
Losses per common share, basic	$ (0.79)	$ (0.2)
Losses per common share, diluted	$ (0.79)	$ (0.2)

Losses Per Share (Details)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Losses Per Share [Abstract]
Unvested shares of restricted stock	5,280,385	1,799,586
Warrants issued	2,700,000

Commitments And Contingencies (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies [Abstract]
Supplemental Calls - maximum percent	40.00%
Supplemental Calls - minimum percent	0.00%
Supplemental P&I Calls Maximum Amount	$ 1,000
Insurance coverage for pollution,amount	$ 1,000,000

Subsequent Events (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Subsequent Event [Line Items]
Common stock, par value	$ 0.01	$ 0.01
Agents Commissions Percentage	2.50%
Deferral Notice
Subsequent Event [Line Items]
Subsequent event amount	$ 24,300
Loan Payments
Subsequent Event [Line Items]
Subsequent event amount	1,600
Sale Of Shares
Subsequent Event [Line Items]
Subsequent event amount	$ 1,000
Issuance of common stock, shares	1,816,213
Common stock, par value	$ 0.01
Agents Commissions Percentage	2.50%